Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Right-of-Use Asset, Net and Current Lease Liabilities

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

(In thousands)	December 31, 2023	December 31, 2024
Right-of-use asset, net	2,321	2,876
Current operating lease liabilities	1,082	1,853
Non-current operating lease liabilities	1,286	1,088

Schedule of Lease Cost

The following table presents operating lease cost reported in the consolidated statements of comprehensive income/loss related to the Group’s leases:

(In thousands)	December 31, 2023	December 31, 2024
Operating lease cost	973	2,077
Short-term lease cost	931	532
Total	1,904	2,609

The following summarizes other supplemental information about the Group’s lease as of December 31, 2024.

As of December 31, 2024
Weighted average discount rate	4.75%
Weighted average remaining lease term	1.77 years

Schedule of Reconciles the Undiscounted Cash Flows

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments:

For the year ending December 31	(In thousands)
2025	1,954
2026	885
2027	153
2028	80
Total undiscounted operating lease payments	3,072
Less: imputed interest	(131)
Present value of operating lease liabilities	2,941